Liability under insurance contracts - Summary of policy reserve (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Policy reserve [Abstract]
Variable interest rate	₩ 29,399,446	₩ 29,977,303
Fixed interest rate	24,930,600	23,414,098
Policy reserve, total	₩ 54,330,046	₩ 53,391,401	₩ 52,086,132